FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact to net income/loss	$ 0.5
Floating interest rate | Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable, percent	1.00%
Reasonably possible decrease in risk variable, impact to net income/loss	$ 0.5
Reasonably possible increase in risk variable, percent	1.00%